Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000246458 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246458 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246458 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246458 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246458 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246458 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246458 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246458 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246458 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246458 | 69608A108 | Palantir Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246458 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246458 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246458 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246458 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246458 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246458 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246458 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246458 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000246458 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246458 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000246458 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000211432 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211432 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000211432 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211432 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211432 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211432 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211432 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211432 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211432 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211432 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000211432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000211432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211432 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211432 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000211433 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211433 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000211433 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000211433 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211433 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000211433 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000211433 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211433 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211433 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211433 | 172908105 | Cintas Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000211433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000211433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211433 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211433 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%